1801 California Street Suite 5200 Denver, CO 80202

August 14, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the “Registrant”)

(File Nos. 033-00507; 811-04419)

Dear Sir or Madam:

On behalf of the Registrant, we are hereby filing a combined proxy statement and registration statement on Form N-14 with exhibits (the “Registration Statement”). The Registration Statement relates to an Agreement and Plan of Reorganization whereby the Initial Class and Service Class shares of beneficial interest of Transamerica Morgan Stanley Capital Growth VP will be issued in exchange for the assets of the Initial Class and Service Class shares of beneficial interest of Transamerica Jennison Growth VP as described in the Registration Statement.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on or about September 13, 2019 pursuant to Rule 488.

Please direct any comments or questions concerning this filing to the undersigned at (720) 493-4249.

Very truly yours,

/s/ Rhonda A. Mills
Rhonda A. Mills
Assistant General Counsel
Transamerica Asset Management, Inc.